Organization and Description of Business - Schedule of Financial Statements and Balances of the VIE and Its Subsidiaries (Details) - VIE [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Statement Amounts and Balances of the VIE and its Subsidiaries [Line Items]
Current assets	$ 4,946,228	$ 4,680,414
Non-current assets	1,169,060	528,032
Total assets	6,115,288	5,208,446
Current liabilities	4,661,048	4,175,038
Non-current liabilities	9,187	43,972
Total liabilities	$ 4,670,235	$ 4,219,010